Other Revenues	12 Months Ended
Dec. 31, 2013
Other Revenues [Text Block]	Other revenues consist of the following:
	2013	2012	2011
Grants and others	15	47	20
Total	15	47	20
In 2013, 2012 and 2011, other revenues mainly consist of sales of a license.